Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first quarter, and such awards are approved by our Compensation Committee during the first quarter. In certain circumstances, including the hiring of an employee, the Compensation Committee may approve grants to be effective at other times.

Our Board and Compensation Committee do not take material nonpublic information into account when determining the timing and terms of such option awards. Further, our Board and Compensation Committee have not timed, and do not plan to time, the disclosure of material nonpublic information for the purpose of affecting the value of equity compensation.

During the fiscal year ended December 31, 2025, we did not issue any options to our named executive officers during any period beginning four business days before the (i) filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing a current report on Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method

Although we do not have a formal policy, program or plan that requires us to award equity or equity-based compensation on specific dates, we generally issue equity awards to our employees, including our executive officers, annually in the first quarter, and such awards are approved by our Compensation Committee during the first quarter. In certain circumstances, including the hiring of an employee, the Compensation Committee may approve grants to be effective at other times.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false